Consolidated Real Estate and Accumulated Depreciation and Depletion (Tables) - Schedule III Real Estate and Accumulated Depreciation and Depletion (Details) (USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Encumbrances	$ 49,904
Initial Cost to Company	111,536
Cost capitalized subsequent to acquisition	157,396
Gross amount at which carried at end of period	268,932
Accumulated Depreciation & Depletion	62,167	58,997	54,110	49,499
Aggregate cost for Federal income tax purposes	239,194
Construction Aggregates
Encumbrances	0
Initial Cost to Company	35,089
Cost capitalized subsequent to acquisition	(2)
Gross amount at which carried at end of period	35,087
Accumulated Depreciation & Depletion	5,522
Property leased or held for lease
Encumbrances	0
Initial Cost to Company	9,353
Cost capitalized subsequent to acquisition	10,202
Gross amount at which carried at end of period	19,555
Accumulated Depreciation & Depletion	4,237
Commercial Property
Encumbrances	49,904
Initial Cost to Company	64,863
Cost capitalized subsequent to acquisition	147,899
Gross amount at which carried at end of period	212,762
Accumulated Depreciation & Depletion	51,736
Investmentl Property
Encumbrances	0
Initial Cost to Company	2,231
Cost capitalized subsequent to acquisition	(703)
Gross amount at which carried at end of period	1,528
Accumulated Depreciation & Depletion	672
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	n/a
Alachua, FL
Encumbrances	0
Initial Cost to Company	1,442
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	1,442
Accumulated Depreciation & Depletion	137
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Clayton, GA
Encumbrances	0
Initial Cost to Company	369
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	369
Accumulated Depreciation & Depletion	5
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Fayette, GA
Encumbrances	0
Initial Cost to Company	685
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	685
Accumulated Depreciation & Depletion	64
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Lake, FL
Encumbrances	0
Initial Cost to Company	402
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	402
Accumulated Depreciation & Depletion	146
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Lake Louise, FL
Encumbrances	0
Initial Cost to Company	11,039
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	11,039
Accumulated Depreciation & Depletion	0
Year of Construction	n/a
Date Acquired	5/12
Depreciation Life Computed on	unit
Lee, FL
Encumbrances	0
Initial Cost to Company	4,690
Cost capitalized subsequent to acquisition	6
Gross amount at which carried at end of period	4,696
Accumulated Depreciation & Depletion	6
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Monroe, GA
Encumbrances	0
Initial Cost to Company	792
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	792
Accumulated Depreciation & Depletion	281
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Muscogee, GA
Encumbrances	0
Initial Cost to Company	369
Cost capitalized subsequent to acquisition	(45)
Gross amount at which carried at end of period	324
Accumulated Depreciation & Depletion	295
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Prince Wil, VA
Encumbrances	0
Initial Cost to Company	299
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	299
Accumulated Depreciation & Depletion	299
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Putnam, FL
Encumbrances	0
Initial Cost to Company	15,002
Cost capitalized subsequent to acquisition	37
Gross amount at which carried at end of period	15,039
Accumulated Depreciation & Depletion	4,289
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Wash DC 1
Encumbrances	0
Initial Cost to Company	2,957
Cost capitalized subsequent to acquisition	10,200
Gross amount at which carried at end of period	13,157
Accumulated Depreciation & Depletion	2,387
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	15 yr.
Wash DC 2
Encumbrances	0
Initial Cost to Company	3,811
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	3,811
Accumulated Depreciation & Depletion	0
Year of Construction	n/a
Date Acquired	10/97
Depreciation Life Computed on	n/a
Putnam, FL 2
Encumbrances	0
Initial Cost to Company	302
Cost capitalized subsequent to acquisition	(2)
Gross amount at which carried at end of period	300
Accumulated Depreciation & Depletion	283
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	5 yr.
Spalding, GA
Encumbrances	0
Initial Cost to Company	20
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	20
Accumulated Depreciation & Depletion	0
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	n/a
Lake, FL 2
Encumbrances	0
Initial Cost to Company	1,083
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	1,083
Accumulated Depreciation & Depletion	968
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Marion, FL
Encumbrances	0
Initial Cost to Company	1,180
Cost capitalized subsequent to acquisition	4
Gross amount at which carried at end of period	1,184
Accumulated Depreciation & Depletion	599
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	unit
Baltimore, MD 1
Encumbrances	2,010
Initial Cost to Company	439
Cost capitalized subsequent to acquisition	4,662
Gross amount at which carried at end of period	5,101
Accumulated Depreciation & Depletion	2,518
Year of Construction	1990
Date Acquired	10/89
Depreciation Life Computed on	39 yr.
Baltimore, MD 2
Encumbrances	4,357
Initial Cost to Company	950
Cost capitalized subsequent to acquisition	6,902
Gross amount at which carried at end of period	7,852
Accumulated Depreciation & Depletion	4,199
Year of Construction	1994
Date Acquired	12/91
Depreciation Life Computed on	39 yr.
Baltimore, MD 3
Encumbrances	1,486
Initial Cost to Company	690
Cost capitalized subsequent to acquisition	2,861
Gross amount at which carried at end of period	3,551
Accumulated Depreciation & Depletion	1,337
Year of Construction	2000
Date Acquired	7/99
Depreciation Life Computed on	39 yr.
Baltimore, MD 4
Encumbrances	0
Initial Cost to Company	5,634
Cost capitalized subsequent to acquisition	10,597
Gross amount at which carried at end of period	16,231
Accumulated Depreciation & Depletion	664
Year of Construction	2008
Date Acquired	12/02
Depreciation Life Computed on	39 yr.
Baltimore City, MD
Encumbrances	0
Initial Cost to Company	5,750
Cost capitalized subsequent to acquisition	4,755
Gross amount at which carried at end of period	10,505
Accumulated Depreciation & Depletion	482
Year of Construction	2010
Date Acquired	12/10
Depreciation Life Computed on	39 yr.
Baltimore City, MD 2
Encumbrances	0
Initial Cost to Company	7,442
Cost capitalized subsequent to acquisition	225
Gross amount at which carried at end of period	7,667
Accumulated Depreciation & Depletion	73
Year of Construction	n/a
Date Acquired	6/13
Depreciation Life Computed on	39 yr.
Duval, FL
Encumbrances	0
Initial Cost to Company	2,416
Cost capitalized subsequent to acquisition	541
Gross amount at which carried at end of period	2,957
Accumulated Depreciation & Depletion	2,731
Year of Construction	n/a
Date Acquired	4/86
Depreciation Life Computed on	25 yr.
Harford, MD 1
Encumbrances	1,194
Initial Cost to Company	31
Cost capitalized subsequent to acquisition	3,830
Gross amount at which carried at end of period	3,861
Accumulated Depreciation & Depletion	1,923
Year of Construction	1998
Date Acquired	8/95
Depreciation Life Computed on	39 yr.
Harford, MD 2
Encumbrances	2,405
Initial Cost to Company	50
Cost capitalized subsequent to acquisition	5,699
Gross amount at which carried at end of period	5,749
Accumulated Depreciation & Depletion	2,241
Year of Construction	1999
Date Acquired	8/95
Depreciation Life Computed on	39 yr.
Harford, MD 3
Encumbrances	3,787
Initial Cost to Company	85
Cost capitalized subsequent to acquisition	7,091
Gross amount at which carried at end of period	7,176
Accumulated Depreciation & Depletion	3,155
Year of Construction	2001
Date Acquired	8/95
Depreciation Life Computed on	39 yr.
Harford, MD 4
Encumbrances	0
Initial Cost to Company	92
Cost capitalized subsequent to acquisition	1,487
Gross amount at which carried at end of period	1,579
Accumulated Depreciation & Depletion	0
Year of Construction	n/a
Date Acquired	8/95
Depreciation Life Computed on	39 yr.
Harford, MD 5
Encumbrances	2,873
Initial Cost to Company	88
Cost capitalized subsequent to acquisition	10,133
Gross amount at which carried at end of period	10,221
Accumulated Depreciation & Depletion	3,534
Year of Construction	2007
Date Acquired	8/95
Depreciation Life Computed on	39 yr.
Harford, MD 6
Encumbrances	2,155
Initial Cost to Company	155
Cost capitalized subsequent to acquisition	12,331
Gross amount at which carried at end of period	12,486
Accumulated Depreciation & Depletion	3,222
Year of Construction	2009
Date Acquired	8/95
Depreciation Life Computed on	39 yr.
Howard, MD 1
Encumbrances	1,644
Initial Cost to Company	2,859
Cost capitalized subsequent to acquisition	4,750
Gross amount at which carried at end of period	7,609
Accumulated Depreciation & Depletion	3,841
Year of Construction	1996
Date Acquired	9/88
Depreciation Life Computed on	39 yr.
Howard, MD 2
Encumbrances	1,344
Initial Cost to Company	2,473
Cost capitalized subsequent to acquisition	981
Gross amount at which carried at end of period	3,454
Accumulated Depreciation & Depletion	1,251
Year of Construction	2000
Date Acquired	3/00
Depreciation Life Computed on	39 yr.
Anne Arun, MD 1
Encumbrances	0
Initial Cost to Company	715
Cost capitalized subsequent to acquisition	8,865
Gross amount at which carried at end of period	9,580
Accumulated Depreciation & Depletion	5,123
Year of Construction	1989
Date Acquired	9/88
Depreciation Life Computed on	39 yr.
Anne Arun, MD 2
Encumbrances	7,379
Initial Cost to Company	950
Cost capitalized subsequent to acquisition	13,120
Gross amount at which carried at end of period	14,070
Accumulated Depreciation & Depletion	4,105
Year of Construction	2003
Date Acquired	5/98
Depreciation Life Computed on	39 yr.
Anne Arun, MD 3
Encumbrances	0
Initial Cost to Company	1,525
Cost capitalized subsequent to acquisition	10,800
Gross amount at which carried at end of period	12,325
Accumulated Depreciation & Depletion	2,763
Year of Construction	2005
Date Acquired	8/04
Depreciation Life Computed on	39 yr.
Anne Arun, MD 4
Encumbrances	4,012
Initial Cost to Company	737
Cost capitalized subsequent to acquisition	5,324
Gross amount at which carried at end of period	6,061
Accumulated Depreciation & Depletion	1,330
Year of Construction	2006
Date Acquired	1/03
Depreciation Life Computed on	39 yr.
Anne Arun, MD 5
Encumbrances	0
Initial Cost to Company	667
Cost capitalized subsequent to acquisition	10,259
Gross amount at which carried at end of period	10,926
Accumulated Depreciation & Depletion	1,584
Year of Construction	2012
Date Acquired	7/07
Depreciation Life Computed on	39 yr.
Norfolk, VA
Encumbrances	5,577
Initial Cost to Company	7,512
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	7,512
Accumulated Depreciation & Depletion	2,001
Year of Construction	2004
Date Acquired	10/04
Depreciation Life Computed on	39 yr.
Prince Wil, VA 2
Encumbrances	0
Initial Cost to Company	7,324
Cost capitalized subsequent to acquisition	18,113
Gross amount at which carried at end of period	25,437
Accumulated Depreciation & Depletion	202
Year of Construction	n/a
Date Acquired	12/05
Depreciation Life Computed on	39 yr.
Newcastle Co, DE
Encumbrances	9,681
Initial Cost to Company	11,559
Cost capitalized subsequent to acquisition	2,268
Gross amount at which carried at end of period	13,827
Accumulated Depreciation & Depletion	3,457
Year of Construction	2004
Date Acquired	4/04
Depreciation Life Computed on	39 yr.
Carroll, MD
Encumbrances	0
Initial Cost to Company	4,720
Cost capitalized subsequent to acquisition	2,305
Gross amount at which carried at end of period	7,025
Accumulated Depreciation & Depletion	$ 0
Year of Construction	n/a
Date Acquired	3/08
Depreciation Life Computed on	n/a